Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Liabilities:
Deposits received at banks		¥ 319,804	¥ 325,570
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	5,867,000	4,424,000
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]
Securities purchased under agreements to resell	[1]
Securities borrowed	[1]
Total Assets	[1]	5,867,000	4,424,000
Liabilities:
Short-term borrowings	[1]
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	10,000	10,000
Total Liabilities	[1]	10,000	10,000
Level 2 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]	567,000	642,000
Deposits with stock exchanges and other segregated cash	[1]	397,000	448,000
Loans receivable	[1],[2]	3,774,000	3,436,000
Securities purchased under agreements to resell	[1]	13,387,000	13,991,000
Securities borrowed	[1]	4,427,000	4,659,000
Total Assets	[1]	22,552,000	23,176,000
Liabilities:
Short-term borrowings	[1]	1,172,000	1,081,000
Deposits received at banks	[1]	3,275,000	3,092,000
Securities sold under agreements to repurchase	[1]	15,626,000	16,288,000
Securities loaned	[1]	2,193,000	1,965,000
Other secured borrowings	[1]	369,000	393,000
Long-term borrowings	[1]	13,946,000	12,879,000
Total Liabilities	[1]	36,581,000	35,698,000
Level 3 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]	2,655,000	2,584,000
Securities purchased under agreements to resell	[1]	14,000	14,000
Securities borrowed	[1]
Total Assets	[1]	2,669,000	2,598,000
Liabilities:
Short-term borrowings	[1]	50,000	36,000
Deposits received at banks	[1]	13,000	14,000
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	488,000	496,000
Total Liabilities	[1]	551,000	546,000
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	5,867,000	4,424,000
Time deposits	[1]	567,000	642,000
Deposits with stock exchanges and other segregated cash	[1]	397,000	448,000
Loans receivable	[1],[2]	6,430,000	6,022,000
Securities purchased under agreements to resell	[1]	13,401,000	14,005,000
Securities borrowed	[1]	4,427,000	4,659,000
Total Assets	[1]	31,089,000	30,200,000
Liabilities:
Short-term borrowings	[1]	1,222,000	1,117,000
Deposits received at banks	[1]	3,288,000	3,106,000
Securities sold under agreements to repurchase	[1]	15,626,000	16,288,000
Securities loaned	[1]	2,193,000	1,965,000
Other secured borrowings	[1]	369,000	393,000
Long-term borrowings	[1]	14,408,000	13,374,000
Total Liabilities	[1]	37,106,000	36,243,000
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	5,867,000	4,424,000
Time deposits	[1]	567,000	642,000
Deposits with stock exchanges and other segregated cash	[1]	397,000	448,000
Loans receivable	[1],[2]	6,429,000	6,020,000
Securities purchased under agreements to resell	[1]	13,401,000	14,005,000
Securities borrowed	[1]	4,427,000	4,659,000
Total Assets	[1]	31,088,000	30,198,000
Liabilities:
Short-term borrowings	[1]	1,222,000	1,117,000
Deposits received at banks	[1]	3,288,000	3,106,000
Securities sold under agreements to repurchase	[1]	15,626,000	16,288,000
Securities loaned	[1]	2,193,000	1,965,000
Other secured borrowings	[1]	369,000	393,000
Long-term borrowings	[1]	14,444,000	13,385,000
Total Liabilities	[1]	¥ 37,142,000	¥ 36,254,000

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for current expected credit losses.